Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Schedule of Common Stock Outstanding Immediately Following the Consummation of the Merger
The number of shares of the Company’s common stock outstanding immediately following the consummation of the Merger was:

	Shares
Common stock of AHAC, outstanding prior to Merger	10,355,000
Less redemption of AHAC shares	(3,008,551)
Common stock of AHAC	7,346,449
AHAC Founder Shares	2,500,000
New Humacyte shares issued to PIPE Investors	17,500,000
Issuance of common stock upon reverse recapitalization and PIPE Financing	27,346,449
New Humacyte shares issued in Merger to Legacy Humacyte stockholders	75,656,935	(1)
Total shares of common stock immediately after Merger	103,003,384
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(1)Includes 69,613,562 shares of common stock issued upon conversion of Legacy Humacyte’s redeemable convertible preferred stock.